CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash	¥ 95,444	$ 13,838	¥ 28,593
Restricted cash	5,579	809	2,315
Short-term investments	64,355	9,331	178,830
Accounts receivable, net	495,046	71,775	510,683
Prepayments and other current assets	54,921	7,963	42,228
Amounts due from related parties	3,876	562	4,787
Total current assets	719,221	104,278	767,436
Non-current assets:
Property and equipment, net	11,450	1,660	14,914
Right-of-use assets, net	5,562	806	7,964
Intangible assets, net	101,603	14,731	124,259
Goodwill	65,481	9,494	66,753
Deferred tax assets	12,000	1,740	6,729
Other non-current assets	140,300	20,342	157,320
Total non-current assets	336,396	48,773	377,939
Total assets	1,055,617	153,051	1,145,375
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB695,081 and RMB489,301(US$70,942) as of December 31, 2021 and 2022, respectively):
Accounts payable	293,281	42,522	334,083
Accrued expenses and other current liabilities	125,949	18,261	120,971
Short-term debt	65,434	9,487	148,441
Short-term lease liabilities	3,276	475	5,317
Amounts due to related parties			245
Total current liabilities	487,940	70,745	609,057
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB52,883 and RMB 70,100 (US$10,164) as of December 31, 2021 and 2022, respectively):
Long-term debt	1,303	189	3
Long-term lease liabilities	1,103	160	1,424
Deferred tax liabilities	814	118	753
Other non-current liabilities	66,880	9,697	50,703
Total non-current liabilities	70,100	10,164	52,883
Total liabilities	558,040	80,909	661,940
Commitments and contingencies
Shareholders' equity:
Ordinary shares	43	6	37
Additional paid-in capital	1,885,637	273,392	1,855,897
Accumulated deficit	(1,379,864)	(200,061)	(1,366,734)
Accumulated other comprehensive loss	(4,654)	(675)	(18,259)
Total Quhuo Limited shareholders' equity	501,162	72,662	470,941
Non-controlling interests	(3,585)	(520)	12,494
Total shareholders' equity	497,577	72,142	483,435
Total liabilities and shareholders' equity	¥ 1,055,617	$ 153,051	¥ 1,145,375